UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                 Investment Company Act file number (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                             615 E MICHIGAN STREET
                             ---------------------
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                                ----------------
                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
                        2020 E. FINANCIAL WAY, STE. 100
                        -------------------------------
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: JUNE 30, 2006
                         -------------

Date of reporting period:  SEPTEMBER 30, 2005
                           ------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                             LEONETTI BALANCED FUND

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2005 (UNAUDITED)

  SHARES                                                              VALUE
  ------                                                              -----

COMMON STOCKS: 56.9%

BANKS: 5.7%
    12,000   Bank of America Corp.                                 $   505,200
     8,000   Barclays PLC - Sponsored ADR                              326,240
                                                                   -----------
                                                                       831,440
                                                                   -----------

CAPITAL GOODS:  8.0%
     7,000   Briggs & Stratton Corp.                                   242,130
     8,000   Eaton Corp.                                               508,400
     8,000   United Technologies Corp.                                 414,720
                                                                   -----------
                                                                     1,165,250
                                                                   -----------

ENERGY: 2.3%
     3,000   Apache Corp.                                              225,660
     5,000   Superior Energy Services, Inc. *<F1>                      115,450
                                                                   -----------
                                                                       341,110
                                                                   -----------

FOOD & STAPLES RETAILING: 4.7%
     6,000   Central European Distribution Corp. *<F1>                 255,540
    15,000   CVS Corp.                                                 435,150
                                                                   -----------
                                                                       690,690
                                                                   -----------

FOOD BEVERAGE & TOBACCO: 4.5%
    15,000   Dean Foods Co. *<F1>                                      582,900
     3,000   Treehouse Foods, Inc. *<F1>                                80,640
                                                                   -----------
                                                                       663,540
                                                                   -----------

HEALTH CARE EQUIPMENT & SERVICES: 13.8%
     6,000   Fisher Scientific International, Inc. *<F1>               372,300
    12,000   Sunrise Senior Living, Inc. *<F1>                         800,880
    15,000   UnitedHealth Group, Inc.                                  843,000
                                                                   -----------
                                                                     2,016,180
                                                                   -----------

HOUSEHOLD & PERSONAL PRODUCTS: 1.6%
     5,000   USANA Health Sciences, Inc. *<F1>                         238,500
                                                                   -----------

MATERIALS: 1.0%
     4,000   Ball Corp.                                                146,960
                                                                   -----------

RETAILING: 2.8%
     8,000   Target Corp.                                              415,440
                                                                   -----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 3.5%
    10,000   Freescale Semiconductor, Inc. - Class A *<F1>             234,100
     8,000   Nvidia Corp. *<F1>                                        274,240
                                                                   -----------
                                                                       508,340
                                                                   -----------

SOFTWARE & SERVICES: 6.1%
    10,000   CSG Systems International, Inc. *<F1>                     217,100
     1,000   Google, Inc. - Class A *<F1>                              316,460
     5,000   Progress Software Corp. *<F1>                             158,850
    12,000   Valueclick, Inc. *<F1>                                    205,080
                                                                   -----------
                                                                       897,490
                                                                   -----------

TECHNOLOGY HARDWARE & EQUIPMENT: 2.9%
     8,000   Apple Computer, Inc. *<F1>                                428,880
                                                                   -----------

TOTAL COMMON STOCKS
(COST $6,605,654)                                                    8,343,820
                                                                   -----------

EXCHANGE TRADED FUNDS: 5.2%
    10,000   Nasdaq-100 Index Tracking Stock                           394,600
    10,000   Semiconductor HOLDRs Trust                                369,400
                                                                   -----------
TOTAL EXCHANGE TRADED FUNDS
(COST $738,477)                                                        764,000
                                                                   -----------

PRINCIPAL AMOUNT                                                      VALUE
----------------                                                      -----
BONDS AND NOTES: 25.5%

CORPORATE BONDS: 21.4%

DIVERSIFIED FINANCIAL SERVICES: 6.9%
$1,000,000   General Motors Acceptance Corp.,
             6.125%, 9/15/06                                         1,003,403
                                                                   -----------

FOOD & STAPLES RETAILING: 3.4%
   500,000   Safeway, Inc.,
             2.50%, 11/1/05                                            498,959
                                                                   -----------

TECHNOLOGY, HARDWARE & EQUIPMENT: 6.9%
 1,000,000   Hewlett-Packard Co.,
             5.75%, 12/15/06                                         1,014,124
                                                                   -----------

TELECOMMUNICATION SERVICES: 4.2%
   600,000   Verizon Global Funding Corp.,
             6.125%, 6/15/07                                           615,590
                                                                   -----------

TOTAL CORPORATE BONDS
(COST $3,092,853)                                                    3,132,076
                                                                   -----------

U.S. GOVERNMENT OBLIGATION : 4.1%
   600,000   U.S. Treasury Note,
             4.625%, 5/15/06
             (cost $598,953)                                           602,274
                                                                   -----------

TOTAL BONDS AND NOTES
(COST $3,691,806)                                                    3,734,350
                                                                   -----------

SHORT-TERM INVESTMENT: 8.1%
 1,189,000   Federal Home Loan Bank Discount Note,
             2.65%, 10/3/05
             (cost $1,188,802)                                       1,188,802
                                                                   -----------

TOTAL INVESTMENTS IN SECURITIES
(cost $12,224,739): 95.7%                                           14,030,972
Other Assets in Excess of Liabilities: 4.3%                            628,719
                                                                   -----------
NET ASSETS:  100.0%                                                $14,659,691
                                                                   -----------
                                                                   -----------

*<F1>  Non-income producing security.
ADR American Depositary Receipt.

FOR CERTAIN FEDERAL INCOME TAX INFORMATION, AS WELL AS OTHER INFORMATION REGARDING SECURITIES VALUATION AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FOOTNOTES TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the President and the Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   --------------------------------------

     By (Signature and Title) /s/ Robert M. Slotky
                              ---------------------------
                              Robert M. Slotky, President

     Date  November 14, 2005
           ----------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F2> /s/ Robert M. Slotky
                                   ---------------------------
                                   Robert M. Slotky, President

     Date  November 14, 2005
           ---------------------------------------------------

     By (Signature and Title)*<F2> /s/ Eric W. Falkeis
                                   ---------------------------
                                   Eric W. Falkeis, Treasurer

     Date  November 9, 2005
           ---------------------------------------------------

*<F2> Print the name and title of each signing officer under his or her signature.